UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 13, 1998 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 16, 1999.


Report for the Calendar Year or Quarter Ended: June 30, 1998

Check here if Amendment [ X ]; Amendment Number:  2

   This Amendment (Check only one.): [   ]  is a restatement.
                                     [ X ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      International Specialty Products Inc.
Address:   300 Delaware Avenue
           Wilmington, Delaware  19801

Form 13F File Number:  28-5874


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard A. Weinberg
Title:     Executive Vice President and General Counsel
Phone:     973-628-3520

Signature, Place, and Date of Signing:


/s/ Richard A. Weinberg      Wayne, New Jersey     August 24, 1999
------------------------------------------------------------------
[Signature]                   [City, State]             [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:


Number of Other Included Managers:                  6

Form 13F Information Table Entry Total:             23

Form 13F Information Table Value Total:          $159,491
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.            Form 13F File Number                        Name
---            --------------------                        ----

1                    28-5328                 Building Materials Corporation
                                               of America

2                    28-2655                 G Industries Corp.

3                    28-2656                 G-I Holdings Inc.

4                    28-5326                 GAF Building Materials Corporation

5                    28-2521                 GAF Corporation

6                    28-7274                 ISP Opco Holdings Inc.

NAME OF REPORTING PERSON:  INTERNATIONAL SPECIALTY PRODUCTS INC.

Column 1                  Column 2     Column 3     Column 4       Column 5      Column 6      Column 7            Column 8

                          Title                                    Shares
                            Of                        Value          Or          Investment     Other           Voting Authority
Name of Issuer            Class          CUSIP      (x $1,000)     Prin Amt      Discretion    Managers       Sole   Shared   None
--------------            -----          -----      ----------     --------      ----------    --------       ----   ------   ----
Abercrombie & Fitch Co.    COM         002896207     17,573        409,275 SH      DEFINED         6                 409,275
American Tower             COM         029912201        711         30,400 SH      DEFINED         6                  30,400
Amerisource                COM         03071P102      2,659         42,680 SH      DEFINED         6                  42,680
BergenBrunswigCorp C1 A    COM         083739102      1,794         38,475 SH      DEFINED         6                  38,475
Cendant                    COM         151313103     10,262        478,700 SH      DEFINED         6                 478,700
Compaq Computer            COM         204493100      3,599        124,370 SH      DEFINED         6                 124,370
Dynatech Corp              COM         268140100         39         11,664 SH      DEFINED         6                  11,664
Green Tree Financial       COM         393505102     41,640        958,615 SH      DEFINED         6                 958,615
Neurex                     COM         641238100      2,134         69,680 SH      DEFINED         6                  69,680
Qwest Communications       COM         749121109     42,572      1,302,402 SH      DEFINED         6               1,302,402
Sealed Air Convertible     PRE         81211K100      7,383        175,788 SH      DEFINED         6                 175,788
Teleport Communications    COM         879463107      4,895         92,132 SH      DEFINED         6                  92,132
US Surgical                COM         912707106      7,206       160,130  SH      DEFINED         6                 160,130
Amerisource                COM         03071P102        296         4,745  SH      DEFINED    1,2,3,4,5,6              4,745
BergenBrunswigCorp C1 A    COM         083739102        199         4,275  SH      DEFINED    1,2,3,4,5,6              4,275
Compaq Computer            COM         204493100         43          1,470 SH      DEFINED    1,2,3,4,5,6              1,470
Dynatech Corp              COM         268140100         10          2,847 SH      DEFINED    1,2,3,4,5,6              2,847
Green Tree Financial       COM         393505102      5,501        126,635 SH      DEFINED    1,2,3,4,5,6            126,635
Neurex                     COM         641238100        237          7,745 SH      DEFINED    1,2,3,4,5,6              7,745
Qwest Communications       COM         749121109      1,461         44,700 SH      DEFINED    1,2,3,4,5,6             44,700
Sealed Air Convertible     PRE         81211K100      7,730        184,045 SH      DEFINED    1,2,3,4,5,6            184,045
Teleport Communications    COM         879463107        746         14,034 SH      DEFINED    1,2,3,4,5,6             14,034
US Surgical                COM         912707106        801         17,795 SH      DEFINED    1,2,3,4,5,6             17,795


                                      Column Total  159,491
                                                    =======